Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Supplement Text Block	wraf1_SupplementTextBlock

WADDELL & REED ADVISORS FIXED INCOME FUNDS PROSPECTUS SUPPLEMENT

Waddell & Reed Advisors Funds

Supplement dated May 8, 2012 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 5 for Waddell & Reed Advisors Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.68%	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. WRIMCO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	7.84%	6.50%	5.78%
Lipper Corporate Debt Funds A-Rated Universe Average (net of fees and expenses)	6.78%	5.85%	5.38%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 13 for Waddell & Reed Advisors Government Securities Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup Treasury/Government Sponsored/Mortgage Bond Index (reflects no deduction for fees, expenses or taxes)	7.71%	6.63%	5.70%
Barclays U.S. Government/Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Government Sponsored/Mortgage Bond Index, effective March 2012. WRIMCO believes that the Barclays U.S. Government/Mortgage-Backed Securities Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	7.74%	6.56%	5.64%
Lipper General U.S. Government Funds Universe Average (net of fees and expenses)	9.07%	5.94%	4.88%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 17 for Waddell & Reed Advisors High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	5.52%	7.15%	8.68%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. WRIMCO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.38%	7.34%	8.59%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	2.77%	5.10%	6.99%

The following is added as a bullet point to the “Principal Investment Risks” section on page 28 for Waddell & Reed Advisors Cash Management:

■

Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

Waddell & Reed Advisors Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wraf1_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 13 for Waddell & Reed Advisors Government Securities Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup Treasury/Government Sponsored/Mortgage Bond Index (reflects no deduction for fees, expenses or taxes)	7.71%	6.63%	5.70%
Barclays U.S. Government/Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Government Sponsored/Mortgage Bond Index, effective March 2012. WRIMCO believes that the Barclays U.S. Government/Mortgage-Backed Securities Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	7.74%	6.56%	5.64%
Lipper General U.S. Government Funds Universe Average (net of fees and expenses)	9.07%	5.94%	4.88%

Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wraf1_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 17 for Waddell & Reed Advisors High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	5.52%	7.15%	8.68%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. WRIMCO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.38%	7.34%	8.59%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	2.77%	5.10%	6.99%

Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wraf1_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 5 for Waddell & Reed Advisors Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.68%	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. WRIMCO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	7.84%	6.50%	5.78%
Lipper Corporate Debt Funds A-Rated Universe Average (net of fees and expenses)	6.78%	5.85%	5.38%

Waddell & Reed Advisors Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wraf1_SupplementTextBlock

The following is added as a bullet point to the “Principal Investment Risks” section on page 28 for Waddell & Reed Advisors Cash Management:

■

Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.